Income taxes, Deductible Temporary Differences (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [abstract]
Deferred tax assets	$ 401,012	$ 36,561
Share Issuance Costs [Member]
Deferred tax assets [abstract]
Deferred tax assets	18,010	21,899
Operating Tax Losses Carried Forward [Member]
Deferred tax assets [abstract]
Deferred tax assets	245,577	14,662
Digital Assets [Member]
Deferred tax assets [abstract]
Deferred tax assets	$ 137,425	$ 0